                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011
Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [_] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hammond Associates Institutional Fund Consultants, Inc.
Address:  101 South Hanley Rd., Third Floor
          St. Louis, MO 63105

Form 13F File Number 28-14468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Gilbert
Title:  Chief Compliance Officer
Phone:  (617) 747-9538

Signature, Place, and Date of Signing:

   /s/ Mark J. Gilbert             Boston, MA                 2/27/12
--------------------------  ------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):         [_] 13F HOLDINGS REPORT
                                       [_] 13F NOTICE
                                       [X] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

Name                                13F File Number:
----                                ----------------
AllianceBernstein L.P.                 028-10562
Atalanta Sosnoff Capital, LLC          028-01162
Capstone Asset Management Company      028-02180
DSM Capital Partners, LLC              028-10309
Income Research & Management           028-10329
Jensen Investment Management, Inc.     028-03495
Stralem & Company, Inc.                028-05653

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $78,677

List of Other Included Managers:            AllianceBernstein L.P.
                                            Atalanta Sosnoff Capital, LLC
                                            Capstone Asset Management Company
                                            DSM Capital Partners, LLC
                                            Income Research & Management
                                            Jensen Investment Management, Inc.
                                            Stralem & Company, Inc

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
COLUMN 1                                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------                                --------     --------  --------     --------      --------  --------       --------
                                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS   CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED  NONE
----------------------------------  ---------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ------
UNION PACIFIC CORP                        COM        907818108      208    1965 SH          SOLE               1965
OCCIDENTAL PETE CORP                      COM        674599105      216    2308 SH          SOLE               2308
HONEYWELL INTL INC                        COM        438516106      203    3737 SH          SOLE               3737
CVS CAREMARK CORPORATION                  COM        126650100      202    4945 SH          SOLE               4945
HOME DEPOT INC                            COM        437076102      213    5076 SH          SOLE               5076
DISNEY WALT CO                         COM DISNEY    254687106      206    5502 SH          SOLE               5502
GOODRICH CORP                             COM        382388106      739    5971 SH          SOLE               5971
LOWES COMPANIES INC                       COM        548661107      216    8498 SH          SOLE               8498
VANGUARD GROWTH INDEX ETF              GROWTH ETF    922908736      543    8800 SH          SOLE               8800
NEWS CORP LTD CL A                        COM        65248E104      190   10671 SH          SOLE              10671
WISDOMTREE EMERGING MKTS             EMERG MKTS ETF  97717W315      549   10700 SH          SOLE              10700
HARLEYSVILLE GROUP INC                    COM        412824104      690   12190 SH          SOLE              12190
TEMPLE INLAND INC                         COM        879868107      742   12994 SH          SOLE              12994
HEALTHSPRING INC                          COM        42224N101      751   13776 SH          SOLE              13776
NETLOGIC MICROSYS NEW                     COM        64118B100      751   15144 SH          SOLE              15144
RIGHTNOW TECHS NEW                        COM        76657R106      722   16898 SH          SOLE              16898
MOTOROLA MOBILITY HLDGS                   COM        620097105      750   19326 SH          SOLE              19326
ISHARES N. AMERICAN NATURAL
  RESOURCES INDEX                    S&P NA NAT RES  464287374      810   21309 SH          SOLE              21309
R S C HOLDINGS INC                        COM        74972L102      434   23469 SH          SOLE              23469
BLUE COAT SYSTEMS INC                   COM NEW      09534T508      729   28641 SH          SOLE              28641
WINN DIXIE STORES NEW                   COM NEW      974280307      294   31309 SH          SOLE              31309
99 CENTS ONLY STORES                      COM        65440K106      754   34349 SH          SOLE              34349
SECTOR SPDR UTIL SELECT              SBI-INT-UTILS   81369Y886    1,297   36059 SH          SOLE              36059
AMERICAN DENTAL PARTNERS                  COM        25353103       757   40228 SH          SOLE              40228
UBS AG JERSEY 2040F                  ALERIAN INFRST  902641646    1,450   43808 SH          SOLE              43808
VANGUARD EMERGING MAREKTS ETF       MSCI EMR MKT ETF 922042858    1,675   43847 SH          SOLE              43847
MAGMA DESIGN AUTOMATION                   COM        559181102      372   51841 SH          SOLE              51841
CREDIT SUISSE ETN F                       ETN        22542D852    1,386   55278 SH          SOLE              55278
VANGUARD DIVIDEND APPRECIATION ETF    DIV APP ETF    921908844    3,497   63992 SH          SOLE              63992
JP MORGAN EXCH TRADED NT             ALERIAN ML ETN  46625H365    3,295   84565 SH          SOLE              84565
JAPAN SMALLER CAP FUND                    COM        47109U104      783  109115 SH          SOLE             109115
ISHARES MSCI CANADA INDEX FUND       MSCI CDA INDEX  464286509    3,420  128563 SH          SOLE             128563
ADAMS EXPRESS CO                          COM        006212104    2,333  242040 SH          SOLE             242040
MARKET VECTORS ETF TRUST             GOLD MINER ETF  57060U100      519   10092 SH          SOLE              10092
ISHARES BARCLAYS TIPS BOND ETF      BARCLYS TIPS BD  464287176    1,099    9420 SH          SOLE                             9420
ISHARES MSCI CANADA INDEX FUND       MSCI CDA INDEX  464286509    4,578  172111 SH          SOLE                           172111
ISHARES MSCI EAFE GROWTH INDEX        MSCI GRW IDX   464288885   12,093  232519 SH          SOLE                           232519
ISHARES MSCI EAFE INDEX             MSCI EAFE INDEX  464287465      226    4554 SH          SOLE                             4554
ISHARES MSCI JAPAN INDEX FUND          MSCI JAPAN    464286848    5,585  613063 SH          SOLE                           613063
ISHARES N. AMERICAN NATURAL
  RESOURCES INDEX                    S&P NA NAT RES  464287374    9,991  262908 SH          SOLE                           262908
MARKET VECTORS GOLD MINERS ETF       GOLD MINER ETF  57060U100      609   11850 SH          SOLE                            11850
SPDR GOLD TRUST ETF                     GOLD SHS     78463V107      228    1501 SH          SOLE                             1501
SPDR S&P 500 ETF TR                     TR UNIT      78462F103      716    5709 SH          SOLE                             5709
VANGUARD DIVIDEND APPRECIATION ETF    DIV APP ETF    921908844    1,393   25497 SH          SOLE                            25497
VANGUARD EMERGING MAREKTS ETF       MSCI EMR MKT ETF 922042858    4,728  123731 SH          SOLE                           123731
VANGUARD GROWTH INDEX ETF              GROWTH ETF    922908736    1,980   32063 SH          SOLE                            32063
VANGUARD MSCI EAFE ETF               MSCI EAFE ETF   921943858    1,134   37025 SH          SOLE                            37025
VANGUARD MSCI EUROPEAN ETF          MSCI EUROPE ETF  922042874      342    8254 SH          SOLE                             8254
VANGUARD REIT ETF                       REIT ETF     922908553    1,921   33119 SH          SOLE                            33119
VANGUARD S&P 500 INDEX ETF           S&P 500 ETF SH  922908413      356    6188 SH          SOLE                             6188

TOTAL                                                          78677.00
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